Fair Value Measurements - Schedule of changes in fair value of warrant liabilities (FY) (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Change in fair value of warrant liabilities		$ (4,358,333)	$ 348,666	$ 2,963,666
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value opening balance		13,915,000
Initial measurement				11,960,000
Change in fair value of warrant liabilities				1,955,000
Fair value ending balance		11,040,000		13,915,000
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value opening balance		7,238,666
Initial measurement				6,230,000
Change in fair value of warrant liabilities				1,008,666
Fair value ending balance		5,755,333		7,238,666
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value opening balance		21,153,666
Initial measurement				18,190,000
Change in fair value of warrant liabilities				2,963,666
Fair value ending balance		$ 16,795,333		$ 21,153,666